Equity, Equity Activity (Details) - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017		Dec. 31, 2016
Changes in carrying amount of Equity
Balance at December 31, 2016		$ 3,519		$ 3,519		$ 1,542
Proceeds from issuance of units, net of issuance costs		287
Distributions to unitholders and general partner (b)	[1]	(460)
Net earnings attributable to partners	[2]	299	$ 263
Contributions (c)	[3]	41
Equity offering under ATM program, net of issuance costs		3
Other		11
Balance at September 30, 2017		3,519
Partners' Capital Account, Exchanges and Conversions		1,781
Partners' Capital				3,519	[4]	1,542
Net Income (Loss) Attributable To Predecessors	[2]	(15)	21
Predecessor Equity
Changes in carrying amount of Equity
Proceeds from issuance of units, net of issuance costs	[5]	0
Distributions to unitholders and general partner (b)	[1],[5]	(33)
Net earnings attributable to partners	[5]	0
Contributions (c)	[3],[5]	0
Equity offering under ATM program, net of issuance costs	[5]	0
Other	[5]	5
Partners' Capital Account, Exchanges and Conversions	[5]	1,781
Partners' Capital	[5]			1,768		0
Net Income (Loss) Attributable To Predecessors	[5]	(15)
Common
Changes in carrying amount of Equity
Balance at December 31, 2016		1,812		1,812		1,608
Proceeds from issuance of units, net of issuance costs		281
Distributions to unitholders and general partner (b)	[1]	(300)
Net earnings attributable to partners		180	153
Contributions (c)	[3]	39
Equity offering under ATM program, net of issuance costs		3
Other		1
Balance at September 30, 2017		1,812
Partners' Capital Account, Exchanges and Conversions		0
Net Income (Loss) Attributable To Predecessors		0
General Partner
Changes in carrying amount of Equity
Balance at December 31, 2016		(61)		$ (61)		$ (66)
Proceeds from issuance of units, net of issuance costs		6
Distributions to unitholders and general partner (b)	[1]	(127)
Net earnings attributable to partners		119	$ 89
Contributions (c)	[3]	2
Equity offering under ATM program, net of issuance costs		0
Other		5
Balance at September 30, 2017		(61)
Partners' Capital Account, Exchanges and Conversions		0
Net Income (Loss) Attributable To Predecessors		$ 0

[1]	Represents cash distributions declared and paid during the nine months ended September 30, 2017, relating to the fourth quarter of 2016 through the second quarter of 2017.
[2]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[3]	Includes Andeavor and TLGP contributions to the Partnership primarily related to reimbursements for capital spending pursuant predominantly to the Amended Omnibus Agreement and the Carson Assets Indemnity Agreement.
[4]	(a)Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[5]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.